Segment Reporting - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting
Net revenue from sales and services	R$ 246,361		R$ 997,628	R$ 989,683
Cost of goods sold and services	(69,903)		(378,003)	(447,049)
Gross profit	176,458		619,625	542,634
Operating income (expenses)
General and administrative expenses	(84,898)		(406,352)	(276,427)
Commercial expenses	(51,151)		(165,169)	(184,592)
Other operating net income	2,868		4,283	5,136
Impairment losses on trade receivables	(2,283)		(25,015)	(4,297)
(Loss) / Profit before finance results and taxes	40,994		27,372	82,454
Assets	6,139,691		6,978,270	6,167,794
Current and non-current liabilities	2,871,190		2,192,953	3,067,711
Content & EdTech Platform
Segment Reporting
Net revenue from sales and services	236,479		908,406	882,259
Cost of goods sold and services	(64,701)		(301,882)	(359,730)
Operating income (expenses)
General and administrative expenses	(83,963)		(382,740)	(260,338)
Commercial expenses	(49,346)		(152,659)	(181,681)
Other operating net income	2,868			5,136
Impairment losses on trade receivables	(2,283)		(25,015)	(4,297)
(Loss) / Profit before finance results and taxes	39,054		46,110	81,349
Assets	6,092,753		6,848,198	6,055,892
Current and non-current liabilities	2,834,102		2,141,107	2,955,764
Digital Services Platform
Segment Reporting
Net revenue from sales and services	9,882		89,222	107,424
Cost of goods sold and services	(5,202)		(76,121)	(87,319)
Operating income (expenses)
General and administrative expenses	(935)		(19,329)	(16,089)
Commercial expenses	(1,805)		(12,510)	(2,911)
Other operating net income
Impairment losses on trade receivables
(Loss) / Profit before finance results and taxes	1,940		(18,738)	1,105
Assets	46,938		130,072	111,902
Current and non-current liabilities	R$ 37,088		R$ 51,847	R$ 111,947
Somos - Anglo (Predecessor)
Segment Reporting
Net revenue from sales and services		R$ 518,530			R$ 685,962
Cost of goods sold and services		(220,975)			(255,250)
Gross profit		297,555			430,712
Operating income (expenses)
General and administrative expenses		(310,527)			(162,760)
Commercial expenses		(139,052)			(170,651)
Other operating net income		4,257			(1,929)
Impairment losses on trade receivables		(4,027)			908
(Loss) / Profit before finance results and taxes		(151,794)			96,280
Assets		1,364,074			1,363,337	R$ 1,301,216
Current and non-current liabilities		1,840,000			1,014,307
Somos - Anglo (Predecessor) | Content & EdTech Platform
Segment Reporting
Net revenue from sales and services		460,656			685,962
Cost of goods sold and services		(174,304)			(255,250)
Gross profit		286,352			430,712
Operating income (expenses)
General and administrative expenses		(305,074)			(162,760)
Commercial expenses		(136,773)			(170,651)
Other operating net income		4,328			(1,929)
Impairment losses on trade receivables		(4,027)			(908)
(Loss) / Profit before finance results and taxes		(155,194)			96,280
Assets		1,346,030			1,353,895
Current and non-current liabilities		1,821,603			979,560
Somos - Anglo (Predecessor) | Digital Services Platform
Segment Reporting
Net revenue from sales and services		57,875
Cost of goods sold and services		(46,672)
Gross profit		11,203
Operating income (expenses)
General and administrative expenses		(5,453)
Commercial expenses		(2,279)
Other operating net income		(71)
Impairment losses on trade receivables
(Loss) / Profit before finance results and taxes		3,400
Assets		18,044			9,442
Current and non-current liabilities		R$ 18,397			R$ 34,747